UNIT COMPENSATION - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 0
Common Stock, Capital Shares Reserved for Future Issuance	750
Service Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Available for Grant	20.00%
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Available for Grant	80.00%
Probable Performance Compensation Expense	$ 6,386,384
Restricted stock units
Number of Units
Outstanding and nonvested at beginning (in shares)	501.40	501.40	501.40
Granted (in shares)	0.00	0.00	0.00
Outstanding and nonvested at ending (in shares)	501.40	501.40	501.40
Weighted-Average Fair Value
Outstanding and nonvested at beginning (in dollars per share)	$ 12,737.10	$ 12,737.10	$ 12,737.10
Granted (in dollars per share)	0.00	0.00	0.00
Outstanding and nonvested at ending (in dollars per share)	$ 12,737.10	$ 12,737.10	$ 12,737.10